Class K [Member] Investment Objectives and Goals - Class K - BlackRock High Yield Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock High Yield Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the BlackRock High Yield Portfolio (the “High Yield Fund” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.